General, Description of Business, Basis of Presentation, and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Regulatory Assets and Liabilities [Table Text Block]
Our current and noncurrent regulatory asset and liability balances for the years ended December 31, 2017 and 2016 are as follows:

	December 31,
	2017	2016
	(Millions)
Current assets reported within Other current assets and deferred charges	$102	$91
Noncurrent assets reported within Regulatory assets, deferred charges, and other	376	387
Total regulated assets	$478	$478

Current liabilities reported within Accrued liabilities	$18	$11
Noncurrent liabilities reported within Regulatory liabilities, deferred income, and other	1,250	498
Total regulated liabilities	$1,268	$509

New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
The adoption of ASU 2017-07 had the following impact to our Consolidated Statement of Operations:

	Years Ended December 31,
	2017	2016	2015
	(Millions)
Operating and maintenance expenses	$(9)	$12	$4
Selling, general, and administrative expenses	(14)	(1)	(5)
Operating income (loss)	23	(11)	1
Other income (expense) – net below Operating income (loss)	(23)	11	(1)